Income Tax / Deferred Tax - Components of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit before tax	$ 13,493	$ 30,753	$ 7,273
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit before tax	129	(503)	(5,058)
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit before tax	(9,619)	1,786	2,357
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit before tax	50,271	56,572	36,951
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit before tax	(27,745)	(23,600)	(20,377)
Marshall Islands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit before tax	478	(3,597)	(6,984)
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit before tax	$ (21)	$ 95	$ 384